Empiric Core Equity Fund
Investment Objective
The Fund's goal is to achieve capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in section entitled How to Buy Shares on page 10 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Empiric Core Equity Fund (USD $)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or current market value)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Empiric Core Equity Fund		Class A	Class C
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.52%	0.52%
Total Annual Fund Operating Expenses		1.77%	2.52%
[1]	Other expenses are restated and estimated for current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Empiric Core Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	745	1,100	1,479	2,539
Class C	255	785	1,340	2,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 540% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by purchasing and holding primarily equity securities and derivatives of both foreign and domestic companies.  The Advisor practices quantitative techniques in the selection of stocks using a computer screening process to assist it in finding investment opportunities.

            Qualitative factors are considered in investment selection, but their influence is usually minimal.

            The Fund seeks capital appreciation by investing in companies that the Advisor believes are undervalued and which have characteristics the Advisor deems to likely cause those stocks to appreciate in the near future, which could include small, medium or large capitalization companies, as well as derivatives relating to domestic and foreign corporations.

            Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities such as common stocks that the Advisor deems to be undervalued and which have characteristics the Advisor deems to likely cause those stocks to appreciate in the near future.  Such characteristics include the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts’ expectations, earnings surprises and other characteristics the Advisor deems may impact the appreciation of stocks.  The Fund’s policy of investing in equity securities may only be changed upon 60 days’ prior notice to shareholders.

            The Advisor seeks to control risk by diversifying the Fund’s assets among numerous sectors and asset classes.  The Fund may engage in derivative transactions for any purpose consistent with its investment objective.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument.  For example, the Fund may use derivatives to hedge its exposure to volatility with respect to underlying portfolio securities or the equity markets generally.  The Fund may actively trade equity index futures contracts and options on equities and equity index futures.  These transactions are used to hedge against changes in interest rates, security prices, and other market developments or to earn additional income.  These strategies have costs associated with them and losses will be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates.  In addition, hedging strategies negatively impact the Fund’s portfolio by decreasing the Fund’s upside performance potential.

            The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security.  A short sale involves the sale of a security that is borrowed from a broker or other institution.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale.  Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

            The Advisor considers the effects of higher turnover when evaluating short-term investments.  The Fund will invest primarily in equities listed on the major U.S. stock exchanges, including ADRs, or securities convertible into common stocks.  Up to 33% of the Fund’s investment portfolio may include companies traded on foreign exchanges.  The Fund’s investment strategy typically results in a portfolio turnover rate in excess of 200% on an annual basis. The methodology used by the Advisor in selecting securities for the Fund’s portfolio generally results in higher portfolio turnover as the turmoil in the stock market increases.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Derivatives Risk.  The Fund may buy or sell a variety of “derivative” instruments (such as, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return.  The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

Equity Securities Risks.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Exposure Risk.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Futures Risk. The Fund’s use of futures contracts (and related options) exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

Large Cap Company Risk.  Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small and Mid Capitalization Stock Risk.  The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Portfolio Turnover Risk.  The Fund may make changes in its portfolio consistent with the Fund’s policies when we believe doing so is in the best interest of the Fund.  The Fund anticipates turnover to be considerably higher than that of comparable funds.  High turnover may increase transaction costs, increase taxable gains and negatively affect performance.  A high rate of portfolio turnover is 100% or more, and the Fund’s is expected to be 200% or more.  The Advisor considers the effects of higher turnover when evaluating short-term investments.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index.  The Fund was reorganized on April 5, 2013 from a series of the Empiric Funds, Inc., a Maryland corporation, (the “Predecessor Fund”) to a series of Mutual Fund Series Trust, an Ohio business trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Returns would be lower for the Class C shares.  Updated performance information is available at www.empiricfunds.com or by calling 1-888-839-7424.

Annual Total Returns

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 35.41% (quarter ended June 30, 2003), and the lowest return for a quarter was (21.99%) (quarter ended September 30, 2011). The return for the quarter ended March 31, 2013 was 10.54%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Empiric Core Equity Fund	1 Year	5 Years	10 Years	Since Inception
- Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Class A	4.57%	(4.79%)	8.54%
Class A Return After Taxes on Distributions	4.57%	(4.81%)	8.17%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.97%	(4.01%)	7.67%
Class C	9.11%	(4.38%)		0.58%	[1]
[1]	Predecessor Fund Class C Inception Date is October 7, 2005.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.